Offerings	Aug. 22, 2025
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together as units with other securities registered hereunder. (2) In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.001 par value per share
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together as units with other securities registered hereunder. (2) In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together as units with other securities registered hereunder. (2) In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01531%
Offering Note	(1) An indeterminate aggregate initial offering price or number of securities of each identified class is being registered as may from time to time be issued at indeterminate prices and as may be issuable upon conversion, redemption, exchange, exercise or settlement of any securities registered hereunder, including under any applicable antidilution provisions. Any securities registered hereunder may be sold separately or together as units with other securities registered hereunder. (2) In accordance with Rule 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of all registration fees. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee payment rate in effect on the date of such fee payment.